Prepaid Expenses and Other Current Assets (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 22, 2018	Jun. 30, 2019	Dec. 27, 2017
Prepaid Expenses and Other Current Assets (Textual)
Deposit to Tianjin Anboweiye			$ 437,357
Total contract price			583,000
Software development cost		$ 218,679
IT infrastructure contract, description	The services is $1.2 million and the Company paid a deposit of approximately $1.0 million. The consideration is allocated as follows: $420,000 for operating hardware leasing of twelve months; $480,000 for onsite services and IT consulting for a two-year period; $60,000 for operating system set up and $240,000 for continuing integration with the ERP system and data management for two years. For the year ended June 30, 2020, the Company incurred $200,550 in IT for consulting costs, and $100,275 for continuing integration of the ERP system and data management costs.
Total contract for services	$ 1,200,000
Paid of deposits	$ 1,000,000
RMB [Member]
Prepaid Expenses and Other Current Assets (Textual)
Total contract price			$ 4,000,000